Acquisitions - Additional Information (Detail) (Color Optics Inc [Member], USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Apr. 04, 2011
Color Optics Inc [Member]
Business Acquisition [Line Items]
Cash paid for acquisition		$ 4.8
Goodwill
Intangible assets